Supplemental Disclosures - Comprehensive Income Statement Presentation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of analysis of other comprehensive income by item [line items]
Total compensation expense	$ 140.2	$ 150.9
Operating
Disclosure of analysis of other comprehensive income by item [line items]
Total compensation expense	64.0	56.3
General and administrative
Disclosure of analysis of other comprehensive income by item [line items]
Total compensation expense	66.8	58.7
Share-based compensation
Disclosure of analysis of other comprehensive income by item [line items]
Total compensation expense	$ 9.4	$ 35.9